Capital and funding - Disclosure of Currency Retranslation Gains (Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity and liabilities [abstract]
Currency retranslation gains/(losses) at beginning of period	€ (5,883)	€ (6,497)
Other reserves	(1,629)	240
Retained profit	294	487
Non-controlling interest	(126)	(113)
Currency retranslation gains/(losses) at end of period	€ (7,344)	€ (5,883)